Schedule of Investments (unaudited)	iShares® MSCI New Zealand ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Broadline Retail — 1.7%
Warehouse Group Ltd. (The)	1,797,738	$2,014,825

Building Products — 4.6%
Fletcher Building Ltd.	1,855,350	5,299,446

Diversified Telecommunication Services — 4.5%
Spark New Zealand Ltd.	1,656,562	5,284,048

Electric Utilities — 9.0%
Contact Energy Ltd.	1,085,705	5,208,216
Mercury NZ Ltd.	1,375,465	5,276,880
		10,485,096
Health Care Equipment & Supplies — 23.4%
Fisher & Paykel Healthcare Corp. Ltd.	1,877,885	27,283,424

Health Care Providers & Services — 13.0%
EBOS Group Ltd.	216,297	4,923,185
Oceania Healthcare Ltd.	11,754,717	5,356,530
Ryman Healthcare Ltd.	1,464,750	4,881,375
		15,161,090
Independent Power and Renewable Electricity Producers — 4.5%
Meridian Energy Ltd.	1,640,290	5,270,724

Industrial Conglomerates — 4.4%
Infratil Ltd.	841,641	5,054,826

Industrial REITs — 4.5%
Goodman Property Trust(a)	3,985,238	5,264,064

Passenger Airlines — 4.4%
Air New Zealand Ltd.	12,461,305	5,141,360
Security	Shares	Value

Retail REITs — 4.4%
Kiwi Property Group Ltd.	9,939,374	$5,110,756

Transportation Infrastructure — 21.5%
Auckland International Airport Ltd.	5,118,657	24,964,384

Total Long-Term Investments — 99.9%
(Cost: $134,849,998)		116,334,043

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(c)(d)	2,974,542	2,976,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)	40,000	40,000

Total Short-Term Securities — 2.6%
(Cost: $3,015,943)		3,016,029

Total Investments — 102.5%
(Cost: $137,865,941)		119,350,072

Liabilities in Excess of Other Assets — (2.5)%		(2,941,286)
Net Assets — 100.0%		$116,408,786

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$432,780	$2,543,220	(a)	$—		$(57)	$86	$2,976,029	2,974,542	$1,003	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—		(20,000	)(a)	—	—	40,000	40,000	574		—
						$(57)	$86	$3,016,029		$1,577		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI New Zealand ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	2	12/21/23	$234	$(2,367)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,337,015	$57,997,028	$—	$116,334,043
Short-Term Securities
Money Market Funds	3,016,029	—	—	3,016,029
	$61,353,044	$57,997,028	$—	$119,350,072
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,367)	$—	$(2,367)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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